Concentration of Credit Risk and Significant Relationships (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Concentration Risk [Line Items]
Total revenues	$ 197,593	$ 178,092	$ 161,933	$ 148,223	$ 137,036	$ 128,083	$ 120,786	$ 119,673	$ 685,841	$ 505,578	$ 455,094
Total Revenue [Member] | Geographic Concentration Risk [Member]
Concentration Risk [Line Items]
Percentage of total revenue									9.00%	7.00%	5.00%
US Mid-Cap Growth [Member]
Concentration Risk [Line Items]
Total revenues									76,327	59,841	53,422
US Mid-Cap Growth [Member] | Total Revenue [Member] | Credit Concentration Risk [Member]
Concentration Risk [Line Items]
Percentage of total revenue									11.10%	11.80%	11.70%
US Mid-Cap Value [Member]
Concentration Risk [Line Items]
Total revenues									93,774	73,720	64,402
US Mid-Cap Value [Member] | Total Revenue [Member] | Credit Concentration Risk [Member]
Concentration Risk [Line Items]
Percentage of total revenue									13.70%	14.60%	14.20%
Non-US Growth [Member]
Concentration Risk [Line Items]
Total revenues									116,173	86,367	86,907
Non-US Growth [Member] | Total Revenue [Member] | Credit Concentration Risk [Member]
Concentration Risk [Line Items]
Percentage of total revenue									16.90%	17.10%	19.10%
Non-US Value [Member]
Concentration Risk [Line Items]
Total revenues									$ 88,342	$ 54,851	$ 43,996
Non-US Value [Member] | Total Revenue [Member] | Credit Concentration Risk [Member]
Concentration Risk [Line Items]
Percentage of total revenue									12.90%	10.90%	9.70%